Share-Based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	$ 8,451	$ 2,250
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	2,970	674
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	$ 5,481	$ 1,576